SCHEDULE OF INTANGIBLE ASSETS (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Sep. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
Software	¥ 7,578	¥ 18,272
Trademark	500	500
Accumulated amortization	(4,845)	(13,651)
Net carrying amount	3,233	5,121
Software in progress	47,225	42,330
Total intangible assets	¥ 50,458	¥ 47,451